Average Annual Total Returns - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Daily Money Class - Return Before Taxes
Dec. 30, 2023
Average Annual Return:
Past 1 year	0.67%
Past 5 years	0.54%
Past 10 years	0.31%